Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) (Parenthetical) - CAD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 30, 2018	Sep. 15, 2017	Jul. 11, 2017	Dec. 31, 2018	Dec. 31, 2017
CapitalCommitmentsLineItems [Line Items]
Share based compensation increase in RSU liability				$ 80
Number of restricted stock granted	434,742	107,629	639,031
Equity obligation payment	$ 322		$ 1,098
Restricted stock units vesting term description		The September grant vested 1/3 on grant date and 1/3 in September 2018. The remaining 1/3 will vest in September 2019.
Payment of tax obligations					$ 30
Number of restricted stock withheld shares					13,782
Restricted shares price per share			$ 1.72
First Tranche [Member]
CapitalCommitmentsLineItems [Line Items]
Payment of tax obligations				$ 7